Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued operations-current assets		$ 820
Accounts payable	1,451	1,762	$ 2,311
Deferred revenue		15,800	46,500
Previously Reported [Member]
Discontinued operations-current assets
Accounts payable		2,852
Discontinued Operations [Member]
Cash and cash equivalents		14
Deferred course expenses		806
Discontinued operations-current assets		820
Other assets	33	34
Total major classes of assets - discontinued operations	33	854
Accounts payable	3,627	3,698	3,408
Accrued course expenses	585	593	472
Other accrued expenses	437	1,582
Deferred revenue	5,160	5,413
Total major classes of liabilities - discontinued operations	$ 9,809	11,286	4,499
Major classes of liabilities
Other accrued expenses			$ 619
Discontinued Operations [Member] | Previously Reported [Member]
Accounts payable		2,608
Accrued course expenses		593
Total major classes of liabilities - discontinued operations		3,740
Major classes of liabilities
Other accrued expenses		$ 539